Schedule of statement of financial position details (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cost	R$ 637,675	R$ 602,345
Net	R$ 291,157	R$ 268,251	R$ 314,393	R$ 267,612
Depreciation average rate	11.10%	11.20%
Accumulated amortization	R$ (346,518)	R$ (334,094)
Land [member]
IfrsStatementLineItems [Line Items]
Cost	94,213	94,213
Net	R$ 94,213	R$ 94,213
Depreciation average rate
Accumulated amortization
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 86,703	86,860
Net	R$ 45,498	R$ 45,347
Depreciation average rate	2.10%	2.10%
Accumulated amortization	R$ (41,205)	R$ (41,513)
Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost	397,782	372,103
Net	R$ 115,154	R$ 101,016
Depreciation average rate	15.10%	14.80%
Accumulated amortization	R$ (282,628)	R$ (271,087)
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost	10,434	10,319
Net	R$ 2,472	R$ 2,969
Depreciation average rate	9.90%	9.90%
Accumulated amortization	R$ (7,962)	R$ (7,350)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	36,561	31,232
Net	R$ 22,079	R$ 17,419
Depreciation average rate	6.70%	6.70%
Accumulated amortization	R$ (14,482)	R$ (13,813)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	11,982	7,618
Net	R$ 11,741	R$ 7,287
Depreciation average rate	5.00%	4.90%
Accumulated amortization	R$ (241)	R$ (331)